Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other receivables
Schedule of trade and other receivables
	06.30.2023	06.30.2022
Trade, leases and services receivable (*)	74,186	67,328
Less: allowance for doubtful accounts	(1,512)	(2,212)
Total trade receivables	72,674	65,116
Prepayments	13,312	12,793
Borrowings, deposits and others	9,533	10,275
Contributions pending integration	45	54
Guarantee deposits	11	2
Tax receivables	8,340	6,381
Others	7,616	9,093
Total other receivables	38,857	38,598
Total trade and other receivables	111,531	103,714

Non-current	33,710	31,891
Current	77,821	71,823
Total	111,531	103,714

Schedule of allowance for doubtful accounts
	06.30.2023	06.30.2022
Beginning of the year	2,212	3,531
Additions (i)	327	595
Recovery (i)	(132)	(610)
Currency translation adjustment	378	132
Used during the year	(4)	(26)
Inflation adjustment	(1,269)	(1,410)
End of the year	1,512	2,212

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	4,162	171	1,201	18,095	1,309	24,938	33.6%
Sale of properties and developments	-	-	173	39,518	-	39,691	53.5%
Agricultural products	-	-	-	9,326	203	9,529	12.8%
Total as of 06.30.2023	4,162	171	1,374	66,939	1,512	74,158	100.0%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	4,217	548	1,524	14,912	2,109	23,310	34.6%
Sale of properties and developments	86	-	43	29,961	-	30,090	44.7%
Agricultural products	-	-	-	13,825	103	13,928	20.7%
Total as of 06.30.2022	4,303	548	1,567	58,698	2,212	67,328	100.0%